Balances and Transactions With Related Parties - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Aircraft Rentals and Interline Loads [Member] | OceanAir Linhas Aereas, S.A. [member]
Disclosure of transactions between related parties [line items]
Provision of uncollectible accounts by entity related party transactions	$ 10,153	$ 7,627
Key Management Personnel of Entity or Parent [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation expense	$ 24,393	$ 22,402